SHORT-TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Dec. 31, 2025 USD ($)
Minimum
Debt Instrument [Line Items]
Book equity ratio				0.20
Maximum
Debt Instrument [Line Items]
Book equity ratio				1.0
U.S. dollar denominated floating rate debt | Flex Constellation $180 Million Facility
Debt Instrument [Line Items]
Term		15 years 6 months
Basis spread on variable rate (percent)		1.65%
Maximum borrowing capacity				$ 180,000,000
U.S. dollar denominated floating rate debt | Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				150,000,000
U.S. dollar denominated floating rate debt | Flex Courageous $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price				175,000,000
Bareboat charter back vessel age term			10 years
Sale and leaseback agreement, lease period			7 years
U.S. dollar denominated floating rate debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price				320,000,000
U.S. dollar denominated floating rate debt | Flex Resolute $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price				$ 175,000,000
Bareboat charter back vessel age term	10 years
Sale and leaseback agreement, lease period	7 years
Loan covenant
Debt Instrument [Line Items]
Term				6 months
Face amount				$ 25,000,000
Loan covenant (in percent)				5.00%